Other Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2019
Other Accounts Payable [abstract]
Schedule of other accounts payable

	December 31,
	2019	2018
Employee and payroll accruals	$1,216	$1,067
Accrued expenses	1,620	2,161
Tax payable	1	130
Liabilities to related parties (1)	128	101
Lease liabilities	414	—

	$3,379	$3,459

(1)	A current non-interest bearing account.